INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current expense [Abstract]
Federal	$ 41,679	$ 45,571	$ 46,270
State	2,883	4,956	6,493
Total current expense	44,562	50,527	52,763
Deferred (benefit) expense [Abstract]
Federal	(21,393)	(12,499)	(12,836)
State	(3,935)	(1,586)	(1,627)
Total deferred (benefit) expense	(25,328)	(14,085)	(14,463)
Income tax expense	19,234	36,442	38,300
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	23,646	36,311	36,763
Tax-exempt income	(1,266)	(626)	(586)
Bank-owned life insurance	(409)	(680)	(612)
Tax credits	(1,100)	(1,200)	(1,200)
State income taxes, net of federal tax benefit	(588)	2,191	3,163
Tax settlement of unconsolidated subsidiary	(1,318)	0	0
Other	269	446	772
Income tax expense	19,234	36,442	38,300
Deferred tax assets [Abstract]
Allowance for loan and lease losses	23,074	35,107
Deferred compensation	564	496
Mark to market adjustment on loans and derivatives	77	128
Postretirement benefits other than pension liability	86	113
Accrued stock-based compensation	1,222	1,681
Other reserves	143	438
Other real estate owned write-downs	2,507	3,640
Accrued expenses	3,617	4,611
Deferred Tax Assets, Unrealized Losses on Investment Securities and Derivatives	8,871	0
Other	1,390	1,094
Total deferred tax assets	41,551	47,308
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(7,450)	(7,997)
FHLB and FRB stock	(6,230)	(17,060)
Mortgage-servicing rights	(12)	(109)
Leasing activities	(3,833)	(1,919)
Deferred section 597 gain	(20,550)	(41,614)
Deferred Tax Liabilities, Prepaid Pension Cost	15,727	5,839
Intangible assets	(11,612)	(10,214)
Deferred loan fees and costs	(2,136)	(1,737)
Prepaid expenses	(535)	(721)
Net unrealized gains on securities available-for-sale and derivatives	0	(7,682)
Fair value adjustments on acquisitions	(6,714)	(17,181)
Other	(1,180)	(1,803)
Total deferred tax liabilities	(75,979)	(113,876)
Total net deferred tax liability	$ (34,428)	$ (66,568)